Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenues Disaggregated by Revenue Source
The following table presents the Company’s revenues disaggregated by revenue source:

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Digital Subscription Revenues	$662,668	$788,173	$743,060
Workshops + Digital Fees	256,387	274,866	443,429

Subscription Revenues, net	$919,055	$1,063,039	$1,186,489
Product sales and other, net	121,801	149,424	191,635

Revenues, net	$1,040,856	$1,212,463	$1,378,124

Schedule of Revenues Disaggregated by Revenue Source and Segment
The following tables present the Company’s revenues disaggregated by revenue source and segment:

	Fiscal Year Ended December 31, 2022
	North America	International	Total
Digital Subscription Revenues	$436,148	$226,520	$662,668
Workshops + Digital Fees	204,115	52,272	256,387

Subscription Revenues, net	$640,263	$278,792	$919,055
Product sales and other, net	88,116	33,685	121,801

Revenues, net	$728,379	$312,477	$1,040,856

	Fiscal Year Ended January 1, 2022
	North America	International	Total
Digital Subscription Revenues	$504,152	$284,021	$788,173
Workshops + Digital Fees	210,076	64,790	274,866

Subscription Revenues, net	$714,228	$348,811	$1,063,039
Product sales and other, net	102,190	47,234	149,424

Revenues, net	$816,418	$396,045	$1,212,463

	Fiscal Year Ended January 2, 2021
	North America	International	Total
Digital Subscription Revenues	$484,471	$258,589	$743,060
Workshops + Digital Fees	329,886	113,543	443,429

Subscription Revenues, net	$814,357	$372,132	$1,186,489
Product sales and other, net	131,950	59,685	191,635

Revenues, net	$946,307	$431,817	$1,378,124

Schedule of Deferred Revenues	The opening and ending balances of the Company’s deferred revenues were as follows:

	Deferred Revenue	Deferred Revenue-Long Term
Balance as of January 2, 2021	$50,475	$44
Net decrease during the period	(4,620)	(16)

Balance as of January 1, 2022	$45,855	$28
Net (decrease) increase during the period	(13,699)	332

Balance as of December 31, 2022	$32,156	$360